Debt and Financing Arrangements (Tables)	12 Months Ended
Dec. 28, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt was comprised of the following as of December 28, 2014, December 29, 2013 and April 28, 2013:

	Successor		Predecessor
	December 28, 2014	December 29, 2013	April 28, 2013
	(In millions)
$2.95 billion Term B-1 Loan	$2,769	$2,929	$—
$6.55 billion Term B-2 Loan	5,588	6,519	—
$3.10 billion 4.25% Second Lien Senior Secured Notes due 2020	3,100	3,100	—
Other U.S. Dollar Debt due May 2013 — November 2034 (0.94%—7.96%)	10	11	26
Other Non-U.S. Dollar Debt due May 2013 — May 2023 (3.50%—11.00%)	53	70	56
5.35% U.S. Dollar Notes due July 2013	—	—	500
8.0% Heinz Finance Preferred Stock due July 2013	—	—	350
Japanese Yen Credit Agreement due December 2013 (variable rate)	—	—	163
U.S. Dollar Private Placement Notes due May 2014 — May 2021 (2.11% - 4.23%)	—	—	500
Japanese Yen Credit Agreement due October 2015 (variable rate)	—	—	153
U.S. Dollar Private Placement Notes due July 2016 — July 2018 (2.86% - 3.55%)	—	—	100
2.00% U.S. Dollar Notes due September 2016	58	58	300
1.50% U.S. Dollar Notes due March 2017	18	18	300
U.S. Dollar Remarketable Securities due December 2020	—	—	119
3.125% U.S. Dollar Notes due September 2021	34	34	396
2.85% U.S. Dollar Notes due March 2022	6	6	300
$235 million 6.375% U.S. Dollar Debentures due July 2028	257	258	231
£125 million 6.25% British Pound Notes due February 2030	206	219	192
$437 million 6.75% U.S. Dollar Notes due March 2032	475	477	435
$931 million 7.125% U.S. Dollar Notes due August 2039	1,023	1,027	628
	13,597	14,726	4,749
Hedge Accounting Adjustments (See Note 17)	—	—	122
Less portion due within one year	(11)	(108)	(1,023)
Total long-term debt	$13,586	$14,618	$3,848
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.02%	4.01%	4.07%

Schedule of Maturities of Long-term Debt	Total long term debt matures as follows:

	2015	2016	2017	2018	2019	There After	Total
	(In millions)
Maturity /Retirements	$11	$82	$32	$4	$2,774	$10,693	$13,596